INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 2 – INTANGIBLE ASSETS

Patents and Trademarks

The current patent and trademark portfolios consist of 10 granted U.S. patents and 1 granted European patent validated in 4 countries, 4 pending U.S. and foreign patent applications, 4 registered U.S. trademarks, 1 registered EU foreign registration, and 8 pending U.S. and foreign trademark applications. Costs associated with the registration and legal defense of the patents have been capitalized and are amortized on a straight-line basis over the estimated lives of the patents which were determined to be 17 to 19 years. During the nine months ended September 30, 2019 and 2018, the Company capitalized $36,953 and $16,690, respectively, of patent and trademarks costs. Amortization expense for patents and trademarks was $5,662 and $5,034 for the three months ended September 30, 2019 and 2018, respectively, and $17,297 and $15,928 for the nine months ended September 30, 2019 and 2018, respectively.

Capitalized Software

Costs incurred in connection with the development of software related to our proprietary digital products are accounted for in accordance with the Financial Accounting Standards Board ASC 985 “Costs of Software to Be Sold, Leased or Marketed.” Costs incurred prior to the establishment of technological feasibility are charged to research and development expense. Software development costs are capitalized after a product is determined to be technologically feasible and is in the process of being developed for market. Amortization of capitalized software costs begins once the product is available to the market. Capitalized software costs are amortized over the estimated life of the related product, generally three years, using the straight-line method. The Company will evaluate its software assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company had capitalized software costs of $141,656 and $70,231 as of September 30, 2019 and December 31, 2018, respectively. The Company has not incurred a depreciation charge because the software was not available for use as of September 30, 2019.

NOTE 3 – PATENTS AND TRADEMARKS

During the years ended December 31, 2018 and 2017, the Company capitalized $38,505 and $2,650, respectively, for patent costs and trademarks. Amortization and impairment expense for patents and trademarks was $20,963 and $43,095 for the years ended December 31, 2018 and 2017.